Cover	Dec. 17, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission (the "SEC") solely to amend and supplement Item 9.01 of the Current Report on Form 8-K (the "Original 8-K") filed by First Foundation Inc. (the "Company") on December 20, 2021, reporting under Item 2.01 the completion of the previously announced merger of TGR Financial, Inc. ("TGR Financial") with and into the Company, with the Company continuing as the surviving corporation. In the Original 8-K, the Company indicated that it would file the financial information required by Item 9.01 of Form 8-K under cover of Form 8-K/A no later than 71 days following the date that the Original 8-K was required to be filed. This amendment is being filed to provide such financial information. No other changes have been made to the Original 8-K.
Document Period End Date	Dec. 17, 2021
Entity File Number	001-36461
Entity Registrant Name	FIRST FOUNDATION INC.
Entity Central Index Key	0001413837
Entity Tax Identification Number	20-8639702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Crescent Court
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	638-9636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FFWM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false